Financing Expenses, Net - Schedule of Financing Expenses Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Expenses Net
Interest and amortization expenses	$ 202,917	$ 4,323
Currency exchange differences	34,037	28,266
Changes in fair value of convertible loans	27,208
Bank charges and other finance expenses, net	6,231	10,819
Financing expenses, net	$ 270,393	$ 43,408